Results of Segments	12 Months Ended
Dec. 31, 2025
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP’s reportable segments and of SAP overall as far as not already covered by previous sections. This includes, but is not limited to, segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

In the first half of 2025, the Services Sales function was moved from the Board area Customer Success into the Board area Customer Success & Delivery, combining the sales and delivery function for services. SAP therefore revised its segment structure in the first quarter of 2025.

At year end 2025, SAP had two operating segments: the Applications, Technology & Support (ATS) segment and the Core Services segment:

-	The ATS segment represents SAP’s cohesive product portfolio, which is holistically steered and commercialized. The segment primarily generates revenue from cloud subscriptions and support offerings, and incurs costs for operating our cloud solutions and customer support. The revenue and cost for services arise from SAP’s training business, which is highly integrated with SAP’s product portfolio.
-	The Core Services segment supports SAP’s product portfolio by enabling customers to accelerate the adoption of innovations. Revenues are mainly generated from professional consulting services and premium support services. Cost is incurred primarily for the delivery of those services. The Core Services segment does not reflect the full services business.

The segment information for comparative prior periods was restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system produces reports that present information about our business activities in a variety of ways – for example, by line of business, geography, and areas of responsibility of individual Board members. Based on these reports, the Executive Board, which is responsible for assessing the performance of our Company and for making resource allocation decisions as our Chief Operating Decision Maker (CODM), evaluates business activities.

The segment structure is derived from the organizational structure, with parts of the organization engaging in diverse activities that incur expenses across different cost classifications. For example, various teams within the organizational structure of the Core Services segment incur costs for activities that generate cloud and software support revenue. However, for the segment structure, they are allocated within the Core Services segment.

Our management reporting system produces a variety of reports that differ due to the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates that are used in our financial statements, whereas reports based on constant-currency use the average exchange rates from the previous year’s corresponding period. Therefore, the 2025 constant currency amounts are only comparable to 2024 actual currency amounts; similarly, the 2024 constant currency amounts are only comparable to 2023 actual currency amounts.

We use an operating profit indicator to measure the performance of our operating segments. The accounting policies applied in the measurement of operating segment expenses and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statements:

The segment expense measures exclude the following:

-	Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations, including goodwill impairment charges, and certain standalone acquisitions of intellectual property (including purchased in-process research and development) as well as settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
-	Restructuring expenses
-	Regulatory compliance matter expenses
-	Expenses related to the litigation with Teradata

SAP headquarters functions that are managed exclusively on corporate level, such as finance, accounting, legal and compliance, human resources, global strategy and business operations, and corporate marketing, are not included in the results of our reportable segments.

Information about our assets and liabilities by segment and cashflow by segment is not regularly provided to our CODM.

Results of Segments

Applications, Technology & Support

	2025		2024		2023
€ millions	Actual	Constant	Actual	Constant	Actual
(non-IFRS)	Currency	Currency	Currency	Currency	Currency
Cloud	21,023	21,661	17,141	17,212	13,664
Software licenses	990	1,020	1,399	1,400	1,764
Software support	10,525	10,754	11,290	11,343	11,496
Software licenses and support	11,515	11,774	12,689	12,743	13,260
Cloud and software	32,538	33,435	29,829	29,955	26,924
Services	309	316	418	415	435
Total segment revenue	32,847	33,751	30,248	30,370	27,359
Cost of cloud	-5,084	-5,276	-4,446	-4,460	-3,692
Cost of software licenses and support	-1,109	-1,143	-1,169	-1,174	-1,259
Cost of cloud and software	-6,193	-6,419	-5,615	-5,634	-4,951
Cost of services	-349	-357	-385	-380	-405
Total cost of revenue	-6,542	-6,775	-6,000	-6,014	-5,356
Segment gross profit	26,305	26,976	24,248	24,356	22,003
Other segment expenses	-12,959	-13,328	-12,995	-13,027	-12,493
Segment profit (loss)	13,345	13,647	11,253	11,329	9,510

The expenses for depreciation and amortization decreased 6% (4% at constant currencies), from 732 million in 2024 to €689 million in 2025.

Core Services

	2025		2024		2023
€ millions	Actual	Constant	Actual	Constant	Actual
(non-IFRS)	Currency	Currency	Currency	Currency	Currency
Services	3,953	4,053	3,927	3,940	3,848
Total segment revenue	3,953	4,053	3,927	3,940	3,848
Cost of cloud	-120	-124	-108	-109	-131
Cost of software licenses and support	-39	-40	-49	-49	-49
Cost of cloud and software	-159	-164	-158	-159	-180
Cost of services	-2,773	-2,843	-2,850	-2,864	-2,814
Total cost of revenue	-2,932	-3,007	-3,008	-3,023	-2,995
Segment gross profit	1,021	1,046	920	918	853
Other segment expenses	-590	-605	-637	-638	-604
Segment profit (loss)	432	440	283	280	249

The expenses for depreciation and amortization decreased 2% (1% at constant currencies), from €105 million in 2024 to €103 million in 2025.

Segment Revenue by Region

The amounts for revenue by region in the following tables are based on the location of customers.

Applications, Technology & Support

	2025		2024		2023
	Actual	Constant	Actual	Constant	Actual
€ millions	Currency	Currency	Currency	Currency	Currency
Germany	5,081	5,084	4,635	4,635	4,176
Rest of EMEA	10,103	10,178	9,119	9,054	8,089
EMEA	15,185	15,263	13,754	13,689	12,266
United States	10,127	10,556	9,621	9,620	8,823
Rest of Americas	2,701	2,867	2,481	2,539	2,260
Americas	12,828	13,423	12,102	12,160	11,082
Japan	1,414	1,459	1,250	1,337	1,079
Rest of APJ	3,421	3,606	3,141	3,184	2,932
APJ	4,834	5,066	4,392	4,521	4,011
Segment revenue	32,847	33,751	30,248	30,370	27,359

Core Services

	2025		2024		2023
	Actual	Constant	Actual	Constant	Actual
€ millions	Currency	Currency	Currency	Currency	Currency
Germany	747	745	732	735	742
Rest of EMEA	1,093	1,101	1,077	1,070	995
EMEA	1,840	1,845	1,809	1,805	1,737
United States	1,410	1,468	1,424	1,425	1,387
Rest of Americas	261	278	278	279	295
Americas	1,671	1,745	1,701	1,704	1,682
Japan	155	160	147	158	163
Rest of APJ	286	302	270	273	265
APJ	442	462	417	431	428
Segment revenue	3,953	4,053	3,927	3,940	3,848